REGISTRATION NO.   33-83870
REGISTRATION NO.  811-8766
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  / X /
Pre-Effective Amendment No.
Post-Effective Amendment No.   1      and/or
                             -----
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.    2                                                       / X /

                         UNITED SERVICES INSURANCE FUNDS
                         -------------------------------
               (Exact Name of Registrant as Specified in Charter)

                  7900 Callaghan Road, San Antonio, Texas 78229
                     (Address of Principal Executive Office)

  Registrant's Telephone Number, including Area Code (210) 308-1234

                           Bobby D. Duncan, President
                         United Services Insurance Funds
                               7900 Callaghan Road
                            SAN ANTONIO, TEXAS 78229
                            ------------------------
                     (Name and Address of Agent for Service)
Approximate date of proposed public  offering:  November 19, 1995
It is proposed that this filing will become effective (check appropriate box):

/   /     immediately upon filing pursuant to paragraph (b)

/   /     on pursuant to paragraph (b)

/ X /     60 days after filing pursuant to paragraph (a)(1)

/   /     on (date) pursuant to paragraph (a)(1)

/   /     75 days after filing pursuant to paragraph (a)(2)

/   /     on (date) pursuant to paragraph (a)(2).

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The  Registrant  hereby  declares,  pursuant to Rule 24f-2 under the  Investment
Company Act of 1940 that an indefinite number of shares of beneficial interest, no par value, is being registered by this Registration Statement.

     UNITED SERVICES INSURANCE FUNDS WILL NOT BE OPEN TO NEW ACCOUNTS. THE BOARD OF TRUSTEES HAS VOTED TO LIQUIDATE THE FUND AND THEREFORE THE FUND WILL NOT BE A VIABLE ENTITY.

        Exhibit Index for exhibits filed herewith is at page     of     .
                                                            -----  -----

                         UNITED SERVICES INSURANCE FUNDS

                                    FORM N-1A

                              CROSS REFERENCE SHEET

     FORM N-1A
      PART A                                                 CAPTION OR
     ITEM NO.                                          LOCATION IN PROSPECTUS
     --------                                      -----------------------------
        1 ........................................  Cover Page

        2 ........................................  Not Applicable

        3 ........................................  Not Applicable

        4 ........................................  Cover Page; The Trust;
                                                    Investment Objectives and
                                                    Considerations; Risk Factors
                                                    and Special Considerations

        5 ........................................  Management of the Fund

        6 ........................................  Cover Page; The Trust;
                                                    Dividends and Taxes

        7 ........................................  How to Purchase Shares;
                                                    How Shares Are Valued

        8 ........................................  How to Redeem Shares

        9 ........................................  Not Applicable

                                                       CAPTION OR LOCATION IN
      PART B                                                STATEMENT OF
     ITEM NO.                                          ADDITIONAL INFORMATION
     --------                                      -----------------------------
       10 ........................................  Cover Page

       11 ........................................  Table of Contents

       12 ........................................  General Information

       13 ........................................  Investment Objectives
                                                    and Policies

       14 ........................................  Management of the Trust

       15 ........................................  Principal Holders of
                                                    Securities

       16 ........................................  Management of the Fund

       17 ........................................  Investment Objectives and
                                                    Policies

       18 ........................................  General Information

       19 ........................................  See Prospectus -
                                                    "Shareholder's
                                                    Manual - Redemptions"

       20 ........................................  Tax Status

       21 ........................................  Not Applicable

       22 ........................................  Calculation of Performance
                                                    Data (Covered in
                                                    Parts A & B)

       23 ........................................  Financial Statements

                            PART A -- THE PROSPECTUS

                      Included herein is the Prospectus for
                         United Services Insurance Funds

                             Schabacker Select Fund

                        UNITED SERVICES INSURANCE FUNDS

                             SCHABACKER SELECT FUND


          (THE FUND IS CLOSED TO NEW INVESTORS. THE BOARD OF TRUSTEES
                   MAY CALL A SPECIAL MEETING OF SHAREHOLDERS
       TO CONSIDER A PROPOSITION TO LIQUIDATE THE SCHABACKER SELECT FUND
                           AND DEREGISTER THE TRUST.)


     The Schabacker Select Fund (the "Fund"), a series of United Services Insurance Funds (the "Trust"), is designed to provide an investment vehicle for the Best of Funds Variable Annuity (the "Annuity").

     Please read this Prospectus before investing. It is designed to provide you with information and to help you decide if the investment objective of the Fund matches your own. The investment objective of the Fund is to pursue a safety-first approach of seeking long-term growth of capital while limiting risk. An investor in the Fund will bear both his proportionate share of the expenses of the Fund and also, indirectly, similar expenses of the Underlying Funds (as defined under "Investment Objectives and Considerations") in which the Fund is invested. Retain this document for future reference.

     Shares of the Fund may only be purchased through the separate account of the Annuity for the purpose of funding the Annuity. Because the Annuity is not registered in some states due to various insurance regulations, the Fund may not be available in such states. Please call the toll free number below to determine whether the Fund or Annuity is available in your state.

     This Prospectus should be read in conjunction with the Annuity Prospectus which accompanies this Prospectus.


     A Statement of Additional Information ("SAI"), dated February --, 1996, for the Fund has been filed with the Securities and Exchange Commission and is incorporated herein by reference. You can obtain a SAI, free of charge, by calling 1-800-600-BEST (1-800-600-2378).


     For further information and assistance, you should contact Marleau Lemire (U.S.A.), Inc., 7900 Callaghan Road, San Antonio, Texas 78229. You may also call the following toll-free number: 1-800-600-BEST (1-800-600-2378).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


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                      PROSPECTUS DATED FEBRUARY --, 1996
------------------------------------------------------------------------------


                               TABLE OF CONTENTS

                                                                     PAGE
                                                                     ----


     Financial Highlights................. ........................    3

     Investment Objectives and Considerations......................    4

     Risk Factors and Special Considerations.......................    8

     Expenses......................................................    9

     Dividends and Taxes...........................................   10

     Shareholder's Manual..........................................   10

     The Trust.....................................................   11

     Management of the Fund........................................   11

     Performance Information.......................................   13

                                      2


                              FINANCIAL HIGHLIGHTS

                             SCHABACKER SELECT FUND

     The following per share data and ratios for a share of beneficial interest outstanding throughout the period from May 19, 1995 (commencement of operations) through September 30, 1995, have not been audited. The related unaudited financial statements are available upon request and have been incorporated by reference into the Statement of Additional Information ("SAI"). In addition to the data set forth below, further information about the performance of the Fund is contained in the SAI which may be obtained without charge.

     Selected data for a capital share outstanding throughout the period May 19, 1995 (commencement of operations) through September 30, 1995, is as follows:

                                                             PERIOD
                                                               (a)
                                                             -------
     Per Share Operating Performance:
     Net asset value, beginning of
       period ............................................   $    .0
                                                             -------
          Net investment income(b) .......................       .03
          Net realized and unrealized gain
           (loss) on investments(c) ......................       .49
                                                             -------
     Total from investment operations ....................       .52
                                                             -------
     Less dividends from net investment
     income ..............................................      --
                                                             -------
     Net asset value, end of period ......................   $ 10.52
                                                             =======
     Total Investment Return(d) ..........................      5.20%
     Ratio/Supplemental Data:
     Net assets, end of period (in
     thousands) ..........................................   $   406
     Ratio of expenses to average net
       assets ............................................         0.00%(e)(f)
     Ratio of net income to average net
       assets ............................................         1.75%(e)(f)
     Portfolio turnover ..................................         0.00%

(a) For the period from May 19, 1995 (date of commencement of operations) to September 30, 1995.

(b)  Net of expense reimbursements and fee waivers of $0.71 per share.

(c)  Includes the effect of capital share transactions throughout the period.

(d)  Total return is not annualized.

(e) Annualized; the ratios are not necessarily indicative of twelve months of operations.

(f) Expense ratio is net of fee waivers. Had such reimbursements not been made, the annualized expense ratio subject to the most restrictive state limitation would have been 44.31% and the annualized net investment income ratio would have been (42.56)%. Fund expenses as a percentage of net assets are extremely high for a Fund in its start-up phase due to fixed costs and low asset levels.


                    INVESTMENT OBJECTIVES AND CONSIDERATIONS

     The investment objective of the Fund is to pursue a safety-first approach of seeking long-term growth of capital while limiting risk. The Fund seeks to achieve its objective by primarily investing in a broad range of shares of other open-end investment companies, commonly called "mutual funds," and closed-end funds (referred to jointly as "Underlying Funds"). This policy involves certain expenses in addition to those normally applicable to an investment in a mutual fund that invests in other types of securities. There can be no assurance that the Fund will achieve its investment objective. The Fund's investment objective is not a fundamental policy and may be changed by the Board of Trustees without shareholder approval. However, shareholders will be notified in writing at least 30 days prior to any material change to the Fund's investment objective.

     The Fund's Sub-Advisor will advise the Fund's Advisor on the determination of how the Fund will allocate its assets among the various categories of Underlying Funds and which specific Underlying Funds to purchase and sell.

INVESTMENT STRATEGY

     The Fund will allocate its assets among one or more of four main categories of Underlying Funds: stock funds, bond funds, hybrid funds and money market funds. The Fund may also invest in repurchase agreements prior to investing in mutual funds or as a defensive investment. The Fund may invest in seasoned or unseasoned Underlying Funds without regard to their net asset value. The Fund is unlikely at any particular time to have all of its assets invested in any one of these general categories of Underlying Funds. The Fund will vary the proportion of its assets invested in each category of Underlying Funds based on the mix of such funds that may, in the Sub-Advisor's opinion, most likely achieve the Fund's investment objective.

     In allocating assets among the four main categories of Underlying Funds, the Sub-Advisor will follow a multi-step investment analysis. First, the Sub-Advisor will consider general political and economic trends and current financial and market conditions in order to determine the current phase of the business and investment cycle and to assess the risks and opportunities in the financial markets. The Sub-Advisor will seek the most likely combination of fund types which will provide the best opportunity for maximizing total return consistent with prudent investment risk. The Sub-Advisor will not rely on any single model in reaching asset allocation decisions, but will make its own assessments of the relative risk-reward levels of various asset types based on past experience and analysis of current conditions.

     If the Sub-Advisor determines that the values of equity securities are likely to rise, it may emphasize growth funds. In periods of rising interest rates, it may emphasize holdings of money market funds or repurchase agreements. In periods of falling interest rates, it may emphasize fixed income funds, depending upon the Sub-Advisor's perception of conditions in equity and bond markets.

     The Underlying Funds which are most likely to seek long-term growth of capital are stock funds, which invest in the equity securities of either domestic or foreign companies. However, the Fund may also invest in Underlying Funds which do not seek long-term growth of capital and may or may not invest in equity securities. The Sub-Advisor may invest in these other funds if it believes they offer a potential for long-term growth of capital or provide diversification.

     During periods of favorable market conditions, the Fund may invest up to 100% of its assets in stock funds, and when the Sub-Advisor anticipates periods of market turbulence, the Fund may entirely eliminate its investment in stock funds. When the Fund reduces its investment in stock funds, it will proportionately increase its investments in hybrid funds, bond funds, money market funds and/or repurchase agreements. It is the intention of the Fund to outperform the Standard and Poors 500 Index ("S&P 500 Index") with less risk over a full market cycle. There can be no assurance that this intent will be realized.

     Second, after determining the relative proportion of assets to be allocated among the general categories of funds, the Sub-Advisor will identify whether certain specific categories of funds offer greater potential for positive returns. For example, the Sub-Advisor may choose to emphasize international equity funds or funds that concentrate in a particular industry sector; or the Sub-Advisor may select fixed income funds based on whether they invest primarily in long-or short-term debt securities.

     Finally, the Sub-Advisor will select those funds within the general or more specific categories, as discussed, that offer the greatest potential for positive returns in the current environment in the Sub-Advisor's judgment.

DESCRIPTION OF UNDERLYING FUNDS

     The following is a brief description of the four main categories of Underlying Funds in which the Fund will invest: stock funds, bond funds, hybrid funds and money market funds.

STOCK FUNDS

     Stock funds invest primarily in equity securities issued by domestic and foreign companies. Equities represent an ownership interest in the issuing corporations. Within the broad universe of stock funds there are many specific sub-categories seeking different objectives and investing in different securities. Major sub-categories include: aggressive growth, long-term growth, growth and income, gold, sector, small capitalization, large capitalization, value oriented investment styles, growth oriented investment styles, index funds, global stock, international stock and various geographic regions, such as Europe or the Pacific Basin.

     The net asset value of the stock funds in which the Fund invests will fluctuate principally in response to changes in the equity markets. In addition, the value of each individual equity security will be affected by the market's evaluation of the issuing corporation's future prospects. The Fund seeks to minimize this latter risk by investing in a diversified portfolio of Underlying Funds, each of which in turn will diversify its investment portfolio over a number of equity securities.

BOND FUNDS

     Bond funds invest primarily in corporate and government fixed income securities. Within the broad universe of bond funds, there are many specific sub-categories seeking different objectives and investing in different securities. Major sub-categories include: government funds, corporate funds, high yield funds, mortgage-backed funds, global and international funds.

     Two primary characteristics of bonds are the quality of the bond (or of the corporation or government issuing them) and the maturity (or length of time before the bond's principal becomes due) of the bond.

     The quality of the bonds in which the Underlying Funds may invest can range from safe government bonds to risky unrated "junk" bonds.

     The net asset value of the bond funds in which the Fund invests will fluctuate principally in response to changes in interest rate levels and changes in the creditworthiness of the parties issuing the bonds. A decline in interest rates could be expected to cause the bond fund's net asset value to increase, and conversely, an increase in the level of interest rates could cause the bond fund's net asset values to decline. A decline in creditworthiness could be expected to cause the bond fund's net asset value to decline, and conversely, an increase in creditworthiness could be expected to cause the bond fund's net asset value to increase.

HYBRID FUNDS

     Hybrid funds invest in a mixture of equity, fixed income, money market and contrarian securities. Within the broad universe of hybrid funds there are several specific sub-categories seeking different objectives and implementing different investment strategies. Major sub-categories include: asset allocation funds, balanced funds, flexible funds, convertible funds and contrarian funds.

     The net asset value of hybrid funds investing primarily in stocks and bonds will fluctuate in response to the same factors which affect stock funds and bond funds as described above.

     Contrarian funds may endeavor to seek long-term growth of capital by investing in a mixture of non-standard or "contrarian" investments such as gold bullion, gold mining companies, natural resource companies and put options, and by taking short positions in indexes or specific securities. Short selling and purchasing put options are ways to profit from the stock market's decline. The net asset value of contrarian funds may fluctuate in response to a wide range of factors other than those affecting stock and bond funds.

MONEY MARKET FUNDS

     Money market funds invest in short-term corporate and government money market instruments. These funds generally purchase money market instruments which mature in 13 months or less. The average maturity of money market funds should not be greater than 90 days. The net asset value of the money market funds which the Fund invests in are expected, but not guaranteed, to maintain a stable net asset value of $1 per share.

ADDITIONAL INVESTMENT PRACTICES

PORTFOLIO TURNOVER


     The investment objective of the Fund is to pursue a safety-first approach of seeking long-term growth of capital while limiting risk. The Fund seeks to achieve this objective by investing in a broad range of shares of other funds. The Fund will affect portfolio transactions without regard to its holding period if, in the Sub-Advisor's judgement, such transactions are advisable. For the period from May 19, 1995 (commencement of operations) through September 30, 1995 the Fund's portfolio turnover ratio was 0%. There is no limit on the portfolio turnover rates of the Underlying Funds in which the Fund may invest. If an Underlying Fund should experience excessive portfolio turnover, it will increase the possibility that such Underlying Fund will pay excessive commissions and may fail to qualify as a regulated investment company, thereby subjecting the Underlying Fund to taxation. Both excessive commissions and taxes would reduce the profitability of the Fund's investment in the Underlying Fund.


PORTFOLIO TRANSACTIONS

     Pursuant to the Advisory Agreement, the Advisor places orders for the purchase and sale of Underlying Funds for the Fund's accounts with brokers or dealers selected by the Advisor in its discretion. With respect to purchases of no-load or low-load shares, the Advisor may, in its discretion, choose to place purchase and sale orders for the Fund's account directly with the Underlying Fund's transfer agent rather than dealing through brokers or dealers.

PORTFOLIO CONCENTRATION AND DIVERSIFICATION

     The following policies concerning concentration and diversification are fundamental policies which cannot be changed without a vote of shareholders.

     The Fund is not required to maintain any specified minimum percentage of its assets in any of the four main categories of Underlying Funds. Moreover, the Fund is not required to maintain any specified minimum percentage of its assets in equities, fixed income or cash equivalents. For example, if the Sub-Advisor anticipates declining equity markets and rising interest rates, the Fund may allocate up to 100% of its assets in money market funds and repurchase agreements. When the Fund is primarily invested in cash, the Fund will be focusing upon preserving principal and will not be pursuing its investment objective, i.e., seeking principal growth, until it is reinvested in stock and/or bond funds.

     During normal market conditions the Fund will concentrate its investments in the mutual fund industry, meaning that at least 65% of its assets will be invested in mutual funds. The Fund may not invest more than 25% of its total assets in the securities of Underlying Funds which concentrate (i.e., invest more than 25% of their assets) in any one industry or government (other than obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities). Nevertheless, through its investment in Underlying Funds, the Fund may indirectly invest more than 25% of its assets in any one industry or government.

     With respect to 75% of its total assets, the Fund will not invest more than 5% of its assets in the shares of any one Underlying Fund (measured at current value at the time of purchase).

     The Fund shall not purchase or acquire the securities of any single Underlying Fund if immediately after such purchase or acquisition the Fund and affiliated persons of the Fund would, in aggregate, own more than three percent (3%) of the total outstanding stock of such Underlying Fund.

REPURCHASE AGREEMENTS

     The Fund may invest a portion of its assets in repurchase agreements or master repurchase agreements with domestic broker-dealers, banks and other financial institutions, provided the Fund's custodian always has possession of securities serving as collateral or has evidence of book entry receipt of such securities. In a repurchase agreement, the Fund purchases securities subject to the seller's agreement to repurchase such securities at a specified time (normally one day) and price. The repurchase price reflects an agreed-upon interest rate during the time of investment. In a master repurchase agreement the Fund would act in concert with other mutual funds to pool their investments into a single repurchase agreement. Master repurchase agreements allow smaller funds to achieve economies of scale similar to those available to larger funds. All repurchase agreements must be collateralized by U.S. Government or government agency securities, the market values of which equal or exceed 102% of the principal amount of the repurchase obligation. If an institution enters an insolvency proceeding, the resulting delay in liquidation of securities serving as collateral could cause the Fund some loss if the value of the securities declined prior to liquidation. To minimize the risk of loss, the Fund will enter into repurchase agreements only with institutions and dealers which the Board of Trustees considers creditworthy. As a result of entering into repurchase agreements, the Fund may invest in U.S. Government or agency securities.

LENDING OF PORTFOLIO SECURITIES

     At this time, the Fund does not anticipate that it will lend its shares of Underlying Funds to broker-dealers or institutional investors. Should an occasion arise, the Fund may lend securities to broker-dealers or institutional investors for their use in connection with short sales, arbitrages and other securities transactions. The Fund will not lend portfolio securities unless the loan is secured by collateral (consisting of any combination of cash, U.S. Government securities or irrevocable letters of credit) in an amount at least equal (on a daily mark-to-market basis) to the current market value of the securities loaned. In the event of a bankruptcy or breach of agreement by the borrower of the securities, the Fund could experience delays and costs in recovering the securities loaned. The Fund will not enter into securities lending agreements unless its custodian bank/lending agent will fully indemnify the Fund against loss due to borrower default. The Fund may not lend securities with an aggregate market value of more than one-third (1/3) of the Fund's total net assets.

BORROWING

     The Fund may borrow from a bank up to a limit of 5% of its total assets for temporary or emergency purposes; and, it may borrow up to 33 1/3% of its total assets, reduced by the amount of all liabilities and indebtedness other than such borrowings, when deemed desirable or appropriate to meet redemption requests. To the extent that the Fund borrows money prior to selling securities, the Fund may be leveraged; at such times, the Fund may appreciate or depreciate in value more rapidly than it would in an unleveraged portfolio. The Fund will repay any monies borrowed in excess of 5% of the value of its total assets prior to purchasing additional portfolio securities.

INVESTMENT PRACTICES OF UNDERLYING FUNDS

     The Underlying Funds in which the Fund invests may, but need not, have the same investment policies as the Fund. For example, although the Fund will not borrow money for investment purposes, it may invest a portion of its assets in an Underlying Fund which borrows money for investment purposes (i.e., engages in leveraging).

                    RISK FACTORS AND SPECIAL CONSIDERATIONS

     The Fund seeks to minimize certain risks by investing in a diversified portfolio of Underlying Funds. However, prospective investors should consider each of the following factors:

          a) The Fund's investment performance is directly related to the investment performance of the Underlying Funds.

          b) The Fund's share price will fluctuate with changing market conditions and the value of the Underlying Funds in which it invests; therefore, your investment may be worth more or less when redeemed than when purchased.

          c) The Fund may be unable to redeem an investment in an Underlying Fund in an amount exceeding one percent (1%) of such Underlying Fund's total outstanding securities during any period of less than thirty days. As a result, the Fund may not be able to reallocate assets among the Underlying Funds as efficiently and rapidly as it would in the absence of this constraint.

          d) The Fund may invest up to 25% of its assets in Underlying Funds which invest principally in unrated "junk" bonds. In addition, other stock, bond and hybrid funds may invest a portion of their assets in unrated bonds. As a result, the Fund may be subject to some degree of the risks resulting from unrated bonds. Bonds rated in the lower grade categories may have speculative characteristics and are more likely to lead to a weakened capacity to make principal and interest payments than higher grade bonds. To the extent that the Fund indirectly invests its assets in unrated bonds, the Fund will be exposed to a greater risk of default or price changes due to changes in the issuer's creditworthiness. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty.

          e) The Underlying Funds may invest a portion or all of their assets in securities of foreign issuers and engage in foreign currency transactions. As a result, the Fund may be exposed to the risks of investing in foreign markets, including underdeveloped emerging markets and volatile currency markets.

          f) The Underlying Funds may trade their portfolios actively, which results in higher brokerage commissions, and/or invest in companies whose securities are subject to more erratic market movements.

          g) The Fund's Sub-Advisor has had no previous experience in advising an investment company. However, the Fund's Advisor has over 20 years experience in advising investment companies.

          h) As a result of the Fund's policies of investing in Underlying Funds, shareholders may receive capital gain distributions to a greater extent than would be the case if they invested directly in the Underlying Funds.

          i) In addition to their principal investments, the Underlying Funds in which the Fund invests may: invest up to 15% of their net assets in restricted or illiquid securities; lend their portfolio securities; sell securities short; borrow money in amounts for investment purposes (i.e., leverage their portfolios); write (sell) or purchase call or put options on securities or on stock indexes; enter futures contracts and options on futures contracts; concentrate more than 25% of their assets in one industry; and engage in various other investment practices.

                                    EXPENSES

EXPENSES UNIQUE TO FUND INVESTING IN A PORTFOLIO OF UNDERLYING FUNDS

     To offset potentially higher costs that an investor in the Fund might bear, the Sub-Advisor attempts to identify and invest in Underlying Funds that have shown historically superior performance and low operating costs. If, however, in the Sub-Advisor's opinion an Underlying Fund has strong growth potential, the Fund may purchase the Underlying Fund regardless of its historical performance, lack of history or its operating costs.

DUPLICATION OF OPERATING EXPENSES

     An investor in the Fund should recognize that he may have the option of investing directly in the Underlying Funds. By choosing to invest in the Underlying Funds indirectly through the Fund, some expenses will be duplicated. As a result, an investor will bear not only his proportionate share of the expenses of the Fund, including operation costs and management fees, but also indirectly share in a portion of similar expenses of the Underlying Funds.

SALES LOADS

     The Fund will purchase shares of both load and no-load Underlying Funds. However, the Fund will not invest in shares of Underlying Funds which are sold with a contingent deferred sales charge which is greater than 1/2 of 1%. A Fund shareholder will indirectly bear his proportionate share of any sales charges incurred by the Fund related to the purchase of shares of the Underlying Funds. Since sales loads affect the Fund's performance in much the same manner as paying a brokerage commission, excessive loads would reduce the Fund's investment performance. Under the Investment Company Act of 1940 ("1940 Act") a fund must sell its shares at the price (including sales load, if any) as described in its prospectus, and current rules under the 1940 Act do not permit negotiation of sales charges. Therefore, the Fund currently is not able to negotiate the level of the sales charges at which it will purchase shares of load funds, which may be as great as 8.5% of the public offering price (or 9.29% of the net amount invested). Nevertheless, when appropriate, the Fund will purchase such shares pursuant to (i) letters of intent, permitting it to obtain reduced sales charges by aggregating its intended purchases over time (generally thirteen months from the initial purchase under the letter); (ii) rights of accumulation, permitting it to obtain reduced sales charges as it purchases additional shares of an Underlying Fund; (iii) the right to obtain reduced sales charges by aggregating its purchases of several funds within a "family" of mutual funds; and (iv) the right to obtain reduced sales charges by investing in Underlying Funds offering reduced sales charges to funds that invest in shares of other mutual funds. Due to these privileges, it is expected that, in the majority of cases, the sales charges paid by the Fund on a load fund purchase will not exceed 5% of the public offering price (5.26% of the net amount invested).

     In addition to any sales loads, Fund shareholders indirectly bear expenses which may be paid by an Underlying Fund related to the distribution of its shares. The payment of Rule 12b-1 fees by the Underlying Funds will not prevent them from being considered for investment by the Fund. However, the Sub-Advisor will consider such expenses as a portion of total expenses paid by the Underlying Fund in considering it for investment, but in no event will receipt of such a fee be considered in selection or retention of Underlying Fund shares.

OTHER EXPENSES

     For a discussion of other expenses, see "Other Expenses" under "Management of the Fund" in this Prospectus.

                              DIVIDENDS AND TAXES

     For a discussion of the tax status of the Annuity, refer to the Annuity's prospectus accompanying this Prospectus. It is suggested you keep all statements you receive to assist in your personal recordkeeping.

     It is expected that shares of the Fund will be held under the terms of the Annuity. Under current tax law, dividends or capital gain distributions from the Fund are not currently taxable when accumulated within the Annuity. Withdrawals from the Annuity may be subject to ordinary income tax and, in addition, a 10% penalty tax on withdrawals before age 59 1/2.

     The Fund is a separate entity for federal income tax purposes. The Fund intends to distribute all of its net investment income and net realized capital gain each year to the Annuity. The Fund expects to distribute dividends and capital gain distributions, if any, on an annual basis. Such dividends and capital gains are automatically reinvested in additional shares of the Fund.

                              SHAREHOLDER'S MANUAL

OPENING AN ACCOUNT

     Since you may not purchase shares of the Fund directly, you should read the Annuity's prospectus to obtain instructions for investing in the Fund.

SHARE PRICE

     The term "net asset value" or NAV refers to the worth of one share of the Fund. The NAV is computed by adding the value of the Fund's investment, cash and other assets, deducting liabilities and dividing the result by the number of shares outstanding. The Fund is open for business each day the New York Stock Exchange is open. The price of one share is the NAV which United Shareholder Services, Inc. ("USSI") calculates as of the close of business of the New York Stock Exchange (normally 4:00 p.m. Eastern time).

PURCHASES

     Investments in the Fund may be made only by the Annuity. Please refer to the Annuity's prospectus accompanying this Prospectus for information on how to invest in the Fund.

     The Annuity's investment in the Fund is expressed in terms of full and fractional shares of the Fund. All investments in the Fund are credited immediately upon acceptance of the investment by the Fund, investments will be processed at the next NAV calculated after an order is received and accepted by the Fund.

     The offering of shares of the Fund may be suspended for a period of time and the Fund reserves the right to reject any specific purchase order. Purchase orders may be refused if, in the Advisor's opinion, they are of a size that would disrupt management of the Fund.

REDEMPTIONS

     The Fund's shares may be redeemed on any business day. Redemptions are affected at the per share NAV next determined after receipt of the redemption request has been accepted by the Fund. Redemption proceeds will normally be wired to Integrity Life Insurance Company ("Integrity") on the next business day after receipt of the redemption instructions by the Fund; but, in no event later than 7 days following receipt of instructions. The Best of Funds Variable Annuity is offered through Integrity Life Insurance Company and National Integrity Life Insurance Co. The Fund may suspend redemptions or postpone payment dates on days when the New York Stock Exchange is closed (other than weekends or holidays), when trading on the New York Stock Exchange is restricted, or as permitted by the Securities and Exchange Commission.

     Please refer to the Annuity's prospectus accompanying this Prospectus for information on how you may withdraw your funds from the Annuity which will then redeem shares from the Fund.

SHAREHOLDERS

     Individual variable annuity contract holders are not the "shareholders" of the Fund. Rather, the participating insurance companies and their separate accounts are the shareholders or investors (the "Shareholders"), although such companies may pass through voting rights to their variable annuity contract policyholders.

                                   THE TRUST

     The Fund is a series of United Services Insurance Funds (the "Trust"). The Trust is an open-end management investment company.

     The Trust was formed June 8, 1994, as a "business trust" under the laws of the Commonwealth of Massachusetts. It is a "series" company which is authorized to issue shares without par value in separate series of the same class. The Board of Trustees of the Trust has the power to create additional portfolios, each of which would have its own investment objectives and policies, at any time without a vote of shareholders of the Trust.

     Under the Trusts Master Trust Agreement, no annual or regular meeting of shareholders is required; however, the Trustees may call meetings to take action on matters which require shareholder vote and other matters which Trustees determine shareholder vote is necessary or desirable.

     Shareholders elect the Trustees of the Trust. Subject to Section 16(a) of the 1940 Act, the Trustees may elect their own successors and may appoint
Trustees to fill vacancies, including vacancies caused by an increase in the number of Trustees by action of the Board of Trustees.

     Whether appointed or elected, a Trustee serves as Trustee of the Trust for a period of six years. Notwithstanding the foregoing, the Trustees' terms are staggered so that the terms of at least 25% of the Board of Trustees will expire every three years. A Trustee whose term is expiring may be re-elected.

     On any matter submitted to shareholders, shares of the portfolio entitle their holder to one vote per share, irrespective of the relative net asset values of each portfolios shares. On matters affecting an individual portfolio, a separate vote of shareholders of that portfolio is required. The portfolio's shares are fully paid and non-assessable by the Trust, have no preemptive or subscription rights and are fully transferable, with no conversion rights.

     When the Fund votes upon matters concerning the Underlying Funds, it will vote its shares of the Underlying Funds in the same proportion as the vote of all other shareholders of such Underlying Funds.

                             MANAGEMENT OF THE FUND

TRUSTEES

     The business affairs of the Fund are managed by the Trust's Board of Trustees. The Trustees establish policies, as well as review and approve contracts and their continuance. The Trustees also elect the officers and select the Trustees to serve as executive and audit committee members.

THE INVESTMENT ADVISOR

     United Services Advisors, Inc. ("the Advisor"), 7900 Callaghan Road, San Antonio, Texas 78229, pursuant to an advisory agreement with the Trust in effect through December 8, 1996, manages the Fund's investments and business affairs, subject to the general supervision and control of the Trust's Board of Trustees. Frank E. Holmes is President and Chairman of the Board of Directors of the Advisor. Since October 1989, Mr. Holmes has owned more than 25% of the voting stock of the Advisor and is its controlling person. The Advisor was organized in 1968.

     In addition to providing advisory services to the Fund, the Advisor also provides investment advisory and/or administrative services to United Services Funds and other funds.

     In overseeing the Fund's investments and business affairs, the Advisor utilizes a team approach with no person(s) primarily responsible for making recommendations to the team. The Advisor provides the Trust with office space, facilities and business equipment and provides the services of executive and clerical personnel for administering the affairs of the Trust. As compensation for its services, the Fund pays the Advisor a monthly fee based upon the monthly average net assets of the Fund. The Fund is solely responsible for the Advisor's fee. On an annual basis, the advisory fee will be 1.25% with no minimum fee. This fee is higher than that paid by most other investment companies.


     The Advisor or the Sub-Advisor may, out of profits derived from fees, pay certain financial institutions (which may include banks, securities dealers and other industry professionals) a "servicing fee" for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation. These fees will be paid periodically and will generally be based on a percentage of the value of the institutions' client Fund shares.

     Additionally, the Advisor is reimbursed certain costs for in-house legal services pertaining to the Fund, which reimbursement is subject to the Advisor's and Sub-Advisor's assumption of expenses for the Fund.

THE SUB-ADVISOR

     The Advisor and the Trust have contracted with Schabacker Investment Management, Inc. ("the Sub-Advisor") to serve as sub-advisor for the Fund.

     The Sub-Advisor, located at 8945 Shady Grove Court, Gaithersburg, Maryland 20877, is a Maryland corporation. James Martin Schabacker ("Jay Schabacker"), founder and president of the Sub-Advisor, is the majority shareholder and is its controlling person. Although the Sub-Advisor has no prior experience in advising investment companies, Jay Schabacker is a nationally recognized authority on investing in mutual funds. He has 28 years of investment and financial experience and is the editor of MUTUAL FUND INVESTING, an award-winning financial advisory letter. The Sub-Advisor has been managing investments for individuals and institutions for 20 years.

     The Sub-Advisor advises the Advisor as to the composition of the Fund's portfolio and makes recommendations with respect to the Fund's investments, investment program and strategy. In connection with providing such services, the Sub-Advisor utilizes a team approach, with no person(s) primarily responsible for making recommendations to the team. As compensation for its services, the Advisor pays the Sub-Advisor a monthly fee based upon the monthly average net assets of the Fund. The Advisor is solely responsible for the Sub-Advisor's fee. On an annual basis, the sub-advisory fee will be 0.625% with no minimum fee.

FUND EXPENSES CAPPED


     The Advisor and the Sub-Advisor have jointly guaranteed that the Fund's Total Fund Operating Expenses (as a percentage of average net assets) will not exceed 1.30% on an annualized basis through June 30, 1996, and until such later date as the Advisor and the Sub-Advisor may determine. The Advisor and the Sub-Advisor will bear the burden of capping the Fund's expenses equally. To the extent that assets are sufficient to cover other expenses, the advisory fees may be paid provided the 1.30% limitation is not exceeded. For the period from May 19, 1995 (commencement of operations) through September 30, 1995 the Fund paid the Advisor 0% of average net assets.

PORTFOLIO ACCOUNTING AND OTHER SERVICES

     USSI performs bookkeeping and accounting services and determines the daily net asset value for the Fund. Bookkeeping and accounting services are provided to the Fund for an asset based fee of .05% of the first $150 million average net assets, .04% of the next $150 million average net assets, .03% of the next $200 million average net assets, .02% of the next $250 million average net assets and
 .01% of average net assets in excess of $750 million -- subject to an annual minimum fee of $28,000.

For additional information see the Section entitled "Portfolio Accounting and Other Services in the Statement of Additional Information."


     Additionally, USSI provides transfer agent services to the Fund for an estimated annual fee of $40.

OTHER EXPENSES

     The Fund bears all costs of its operations other than expenses specifically assumed by the Advisor or the Sub-Advisor pursuant to the Advisory or Sub-Advisory Agreements. These costs include any direct charges related to the purchase and sale of portfolio securities, interest charges, fees and expenses of independent attorneys and auditors, taxes and governmental fees, cost of share certificates and other expenses of issue, sale, repurchase or redemption of shares, expenses of registering and qualifying shares for sale, expenses of printing and distributing reports, notices and proxy materials to shareholders, fees and expenses of data processing, recordkeeping and financial accounting services rendered to the Trust, expenses of printing and filing reports and other documents with governmental agencies, expenses of typesetting, printing and distributing prospectuses to the existing shareholders of the separate accounts, expenses of annual and special shareholder meetings, charges of custodians, fees and expenses of Trustees of the Trust who are not employees or consultants to the Sub-Advisor, the Advisor, or their affiliates, membership dues in the Investment Company Institute or other industry associations, insurance premiums and extraordinary expenses such as litigation expense and the expense of compliance with any government regulation.

                            PERFORMANCE INFORMATION

     From time to time, in advertisements or in reports to shareholders or prospective shareholders, the Fund may compare its performance, either in terms of its yield, total return or its yield and total return, to that of other mutual funds with similar investment objectives and to stock or other indexes. For example, the Fund may compare its performance to rankings prepared by Lipper Analytical Services, Inc. ("Lipper"), a widely recognized independent service which monitors the performance of mutual funds, to Morningstar's Mutual Fund
Values, to the S&P 500 Index, or to the Consumer Price Index. Performance information and rankings as reported in financial publications such as Changing Times, Business Week, Institutional Investor, The Wall Street Journal, Mutual Fund Forecaster, Financial World Magazine, No-Load Investor, Money Magazine, Forbes, Fortune and Barron's may also be used in comparing performance of the Fund. Performance comparisons shall not be considered as representative of the future performance of the Fund.

     The Fund's average annual total return is computed by determining the average annual compounded rate of return for a specified period that, if applied to a hypothetical $1,000 initial investment, would produce the redeemable value of that investment at the end of the period, assuming reinvestment of all dividends and distributions and with recognition of all recurring charges. The Fund may also utilize a total return for differing periods computed in the same manner but without annualizing the total return.

                                    APPENDIX

DESCRIPTION OF VARIOUS SECURITIES PURCHASED BY AND INVESTMENT TECHNIQUES EMPLOYED BY MUTUAL FUNDS IN WHICH THE SCHABACKER SELECT FUND MAY INVEST

EQUITY SECURITIES

     Equity securities may include common stocks, preferred stocks, convertible securities, and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate, based on changes in a company's financial condition and on overall market and economic conditions. Smaller companies are especially sensitive to these factors.

DEBT SECURITIES

     Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest but are purchased at a discount from their face values. Debt securities, loans, and other direct debt have varying degrees of quality and varying levels of sensitivity to changes in interest rates. Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds.

     U.S. Government securities are high-quality instruments issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government securities are backed by the full faith and credit of the United States. Some are supported only by the credit of the agency that issued them.

     Lower-quality debt securities (sometimes called "junk bonds") are often considered to be speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness, or they may already be in default. The market prices of these securities may fluctuate more than higher-quality securities and may decline significantly in periods of general economic difficulty.

MONEY MARKET INSTRUMENTS

     Money market instruments are high-quality instruments that present minimal credit risk. They may include U.S. Government obligations, commercial paper and other short-term corporate obligations, and certificates of deposit, bankers' acceptances, bank deposits, and other financial institution obligations. These instruments may carry fixed or variable interest rates.

FOREIGN SECURITIES

     Foreign securities and foreign currencies may involve additional risks. These include currency fluctuations, risks relating to political or economic conditions in the foreign country, and the potentially less stringent investor protection and disclosure standards of foreign markets. In addition to the political and economic factors that can affect foreign securities, a governmental issuer may be unwilling to repay principal and interest when due, and may require that the conditions for payment be renegotiated. These factors could make foreign investments, especially those in developing countries, more volatile.

     An Underlying Fund may invest up to 100% of its assets in securities of foreign issuers. There may be less publicly available information about these issuers than is available about companies in the U.S. and foreign auditing, accounting, and financial reporting requirements may not be comparable to those in the U.S. In addition, the value of the underlying fund's foreign securities may be adversely affected by fluctuations in the exchange rates between foreign currencies and the U.S. dollar, as well as other political and economic developments, including the possibility of expropriation, confiscatory or other taxation, exchange controls or other foreign governmental restrictions. Many foreign securities markets, while growing in volume, have for the most part, substantially less volume than U.S. markets. Securities of many foreign companies are less liquid and their prices more volatile than securities of comparable U.S. companies. Transactional costs in non-U.S. securities markets are generally higher than in U.S. securities markets. There is generally less governmental supervision and regulation of exchanges, brokers and issuers than there is in the U.S. In addition, transactions in foreign securities may involve greater time from the trade date until settlement than domestic securities transactions and involve the risk of possible losses through the holding of securities by custodians and securities depositories in foreign countries. In addition, foreign securities, and dividends and interest payable on those securities, may be subject to foreign taxes, including taxes withheld from payments on those securities.

     The Underlying Funds will generally calculate their net asset values and complete orders to purchase, exchange or redeem shares only on a Monday through Friday basis (excluding holidays on which the New York Stock Exchange is closed). Foreign securities in which the underlying funds may invest may be listed primarily on foreign stock exchanges which may trade on other days (such as saturday). As a result, the net asset value of an Underlying Fund's portfolio may be significantly affected by such trading on days when the Manager does not have access to the underlying funds and shareholders do not have access to the Fund.

FOREIGN CURRENCY TRANSACTIONS

     In connection with its portfolio transactions in securities traded in a foreign currency, an Underlying Fund may enter into forward contracts to purchase or sell an agreed-upon amount of a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Although such contracts tend to minimize the risk of loss due to a decline in the value of the subject currency, they tend to limit commensurately any potential gain which might result should the value of such currency increase during the contract period.

ASSET-BACKED AND MORTGAGE SECURITIES

     Asset-backed   mortgage   securities  may  include  interest  in  pools  of
lower-rated debt securities or consumer loans or mortgages, such as collateralized mortgage obligations and stripped mortgage-backed securities. The value of these securities may be significantly affected by changes in interest rates, the market's perception of the issuers and the creditworthiness of the parties involved. These securities may also be subject to prepayment risk.

STRIPPED SECURITIES

     Stripped securities are the separate income or principal components of a debt instrument. These involve risks that are similar to those of other debt securities, although they may be more volatile.

REAL ESTATE-RELATED INSTRUMENTS

     Real estate-related instruments include real estate investment trusts, commercial and residential mortgage-backed securities and real estate financing. Real estate-related instruments are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding and the management skill and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.

WARRANTS

     An Underlying Fund may invest in warrants, which are options to purchase equity securities at specific prices valid for a specific period of time. The prices of the warrants do not necessarily move parallel to the prices of the underlying securities. Warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. If a warrant is not exercised within the specified time period, it will become worthless and the fund will lose the purchase price and the right to purchase the underlying security.

ADJUSTING INVESTMENT EXPOSURE

     An Underlying Fund can use various techniques to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices or other factors that affect security values. These techniques may involve derivative transactions, such as buying and selling options and futures contracts, entering into currency exchange contracts or swap agreements, purchasing indexed securities and selling securities short.

     Underlying funds can use these practices to adjust the risk and return characteristics of a fund's portfolio of investments. If an Underlying Fund judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return.
These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.

OPTIONS

     Certain Underlying Funds may purchase and write call and put options on securities, securities indexes, and on foreign currencies. The purchase and writing of options involves certain risks. During the option period, the covered call writer has, in return for the premium for the option, given up the opportunity to profit from a price increase in the underlying securities above the exercise price, but, as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying security decline. The writer of an option has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price. If a put or call option purchased by a mutual fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price, or in the case of a call, remains less than or equal to the exercise price, the fund will lose its entire investment in the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security. There can be no assurance that a liquid market will exist when a mutual fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options market a fund may be unable to close out a position. If a mutual fund cannot effect a closing transaction, it will not be able to sell the underlying security while the previously written option remains outstanding, even if it might otherwise be advantageous to do so.

SHORT SALES

     An Underlying Fund may sell securities short. The Underlying Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The Fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased and the amount of any loss increased by the amount of any premium, dividends or interest the fund may be required to pay in connection with a short sale.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

     An Underlying Fund may invest in financial futures contacts such as interest rate futures contracts, stock index futures contracts and others, and may purchase and write options on such futures contracts. Generally, transactions in futures contracts, and options thereon by a mutual fund, must constitute bona fide hedging or other permissible transactions under regulations promulgated by the Commodities Futures Trading Commission (the "CFTC"), under which a fund engaging in such transactions would not be a "commodity pool."

     There are several risks associated with the use of futures contracts. While a mutual fund's use of futures contracts for hedging may protect a fund against adverse movements in the general level of interest rates or securities prices, such transactions could also preclude the opportunity to benefit from favorable movements in the level of interest rates or securities prices. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a mutual fund and the hedging vehicle so that the fund's return might have been better had hedging not been attempted.

     There can be no assurance that a liquid market will exist at a time when a mutual fund seeks to close out a futures contract or futures option position. Most Futures Exchanges and Boards of Trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, some of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent the fund from liquidating an unfavorable position and the fund would remain obligated to meet margin requirements until the position is closed.

DIRECT DEBT

     Loans and other direct debt instruments are interests in amounts owed to another party by a company, government or other borrower. They have additional risks beyond conventional debt securities because they may entail less legal protection for a Fund, or there may be a requirement that a Fund supply additional cash to a borrower on demand.

PRECIOUS METALS

     The prices of gold and other commodities can change rapidly, and generally do not move in tandem with prices of equity or debt securities. If a fund invests in commodities, its share price will be affected by changes in commodity prices.

WHEN-ISSUED AND DELAYED-DELIVERY TRANSACTIONS

     When-Issued and Delayed-Delivery transactions are trading practices in which payment and delivery for the securities take place at a future date. The market value of a security could change during this period, which could affect the market value of a Fund's assets.

REPURCHASE AGREEMENTS

     In a repurchase agreement, a fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.

     Underlying Funds, particularly money market funds, may enter into repurchase agreements with banks and broker-dealers under which they acquire securities subject to an agreement with the seller to repurchase the securities at an agreed-upon time and price. The Fund also may enter into repurchase agreements. These agreements are considered under the 1940 Act to be loans by the purchaser, collateralized by the underlying securities. If the seller should default on its obligation to repurchase the securities, the Underlying Fund may experience delays or difficulties in exercising its right to realize a gain upon the securities held as collateral and might incur a loss if the value of the securities should decline.

FOREIGN REPURCHASE AGREEMENTS

     Foreign repurchase agreements may be less well secured than U.S. repurchase agreements, and may be denominated in foreign currencies. They also may involve greater risk of loss if the counterparty defaults. Some counterparties in these transactions may be less creditworthy than those in U.S. markets.

ILLIQUID AND RESTRICTED SECURITIES.

     Some investments may be determined by the Underlying Funds, under the supervision of their Board of Trustees, to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. The sale of other securities, including illiquid securities, may be subject to legal restrictions. Difficulty in selling securities may result in a loss or may be costly to a fund.

     An  Underlying  Fund may  invest  not more than 15% of its total  assets in securities for which there is no readily available market ("illiquid securities"), which would include securities that are illiquid because their disposition is subject to legal restrictions (so-called "restricted securities") and repurchase agreements having more than seven days to maturity. A considerable period of time may elapse between an Underlying Fund's decision to dispose of such securities and the time when the Underlying Fund is able to dispose of them, during which time the value of the securities (and therefore the value of the Underlying Fund's shares held by a Fund) could decline.

DIVERSIFICATION AND INDUSTRY CONCENTRATION.

     Diversifying a Fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry.

     An Underlying Fund may concentrate its investments within one industry. Because the scope of investment alternatives within an industry is limited, the value of the shares of such Underlying Fund may be subject to greater market fluctuation than an investment in a Fund which invests in a broader range of securities.

LEVERAGE THROUGH BORROWING

     An Underlying Fund may borrow from banks or from other funds, or through reverse repurchase agreements. If a Fund borrows money, its share price may be subject to greater fluctuation until the borrowing is paid off. If the Fund makes additional investments while borrowings are outstanding, this may be considered a form of leverage.

     An Underlying Fund may borrow a percentage of the value of its net assets on an unsecured basis from banks to increase its holding of portfolio securities. Under the 1940 Act, the Fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if it is disadvantageous from an investment standpoint. Leveraging will exaggerate the effect of any increase or decrease in the value of portfolio securities on the Fund's net asset value, and money borrowed will be subject to interest costs (which may include commitment fees and/or the cost of maintaining minimum average balances) which may or may not exceed the interest and option premiums received from the securities purchased with borrowed funds.

LOANS OF PORTFOLIO SECURITIES

     Lending securities to broker/dealers and institutions is a means of earning income. This practice could result in a loss or delay in recovering a fund's securities.

     An Underlying Fund may lend its portfolio securities provided: (1) that the loan is secured continuously by collateral consisting of U.S. Government securities or cash or cash equivalents maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the fund may at any time call the loan and obtain the return of the securities loaned; (3) the fund will receive any interest or dividends paid on the loaned securities: and (4) the aggregate market value of the securities loaned will not at any time exceed one-third of the total assets of the fund. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral.

OTHER INSTRUMENTS

     Other instruments may include depository receipts and rights and securities of closed-end investment companies.

                         UNITED SERVICES INSURANCE FUNDS
                             SCHABACKER SELECT FUND

                          SHARES OF THE FUND ARE SOLD
                  AT NET ASSET VALUE WITHOUT SALES COMMISSIONS,
                          REDEMPTION FEES OR 12b-1 FEES

                             Schabacker Select Fund

                                     ADVISOR
                         United Services Advisors, Inc.
                               7900 Callaghan Road
                         Mailing Address: P.O. Box 29467
                          San Antonio, Texas 78229-0467

                                   SUB-ADVISOR
                     Schabacker Investment Management, Inc.
                             8945 Shady Grove Court
                          Gaithersburg, Maryland 20877

                                 TRANSFER AGENT
                        United Shareholder Services, Inc.
                                 P.O. Box 781234
                          San Antonio, Texas 78278-1234

                                    CUSTODIAN
                              Bankers Trust Company
                                 16 Wall Street
                               New York, NY 10005

                             INDEPENDENT ACCOUNTANTS
                              Price Waterhouse LLP
                         One Riverwalk Place, Suite 900
                            San Antonio, Texas 78205

                                 SERVICING AGENT
                          Marleau Lemire (U.S.A.), Inc.
                               7900 Callaghan Road
                            San Antonio, Texas 78229
                         1-800-600-BEST (1-800-600-2378)

                       Be Sure to Retain This Prospectus;
                        It Contains Valuable Information.

                PART B -- THE STATEMENT OF ADDITIONAL INFORMATION

                             Included herein is the
                       Statement of Additional Information
                                       for
                         United Services Insurance Funds

                             Schabacker Select Fund

                       STATEMENT OF ADDITIONAL INFORMATION

                         UNITED SERVICES INSURANCE FUNDS

                             SCHABACKER SELECT FUND


     This Statement of Additional Information is not a prospectus but should be read in conjunction with the Fund's prospectus dated February --, 1996 (the"prospectus") which may be obtained from United Services Advisors, Inc., P.O. Box 29467, San Antonio, Texas 78229-0467.

     The date of this Statement of Additional Information is February --, 1996.

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS

GENERAL INFORMATION...........................................................3

INVESTMENT OBJECTIVES AND POLICIES............................................3
     Investment Restrictions..................................................4

PORTFOLIO TURNOVER............................................................5

PORTFOLIO TRANSACTIONS........................................................5

MANAGEMENT OF THE FUND........................................................6

PRINCIPAL HOLDERS OF SECURITIES...............................................8

INVESTMENT ADVISORY SERVICES..................................................8

PORTFOLIO ACCOUNTING AND OTHER SERVICES......................................10

ADDITIONAL INFORMATION ON REDEMPTIONS........................................10
     Suspension of Redemption Privileges.....................................10

CALCULATION OF PERFORMANCE DATA..............................................10

TAX STATUS...................................................................11

CUSTODIAN....................................................................12

INDEPENDENT ACCOUNTANTS......................................................12

FINANCIAL STATEMENTS.........................................................12

                               GENERAL INFORMATION

     United Services Insurance Funds (the "Trust") is an open-end management investment company and is a voluntary association of the type known as a "business trust" organized under the laws of the Commonwealth of Massachusetts. The Schabacker Select Fund (the "Fund") is a series of the Trust, which represents a diversified portfolio of securities (such series are referred to herein as the "Portfolio").

     The assets received by the Trust from the issue or sale of shares of the Portfolio, and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are allocated to the Portfolio. They constitute the underlying assets of the Portfolio, are required to be segregated on the books of accounts, and are to be charged with the expenses with respect to the Portfolio. In the event additional portfolios are created, any general expenses of the Trust, not readily identifiable as belonging to the Portfolio, shall be allocated by or under the direction of the Board of Trustees (the "Trustees") in such manner as the Trustees determine to be fair and equitable.

     Shares of the Portfolio represent an equal proportionate interest in the Portfolio and are entitled to such dividends and distributions, out of the income belonging to the Portfolio, as are declared by the Trustees. Upon liquidation of the Trust, shareholders of the Portfolio are entitled to share pro rata in the net assets belonging to the Portfolio available for distribution.

     As more fully described under "The Trust" in the prospectus, under the Trust's Master Trust Agreement, no annual or regular meeting of shareholders is required; however, the Trustees may call meetings to take action on matters which require shareholder vote and other matters which Trustees determine shareholder vote is necessary or desirable. Whether appointed by prior Trustees or elected by shareholders, an "Independent" Trustee serves as Trustee of the Trust for a period of six years. However, the Trustees' terms are staggered so that the terms of at least 25% of the Board of Trustees will expire every three years. Trustees who are not "interested persons" will stand for election in 1996. A Trustee whose term is expiring may be re-elected. Thus, shareholder meetings will ordinarily be held only once every three years unless otherwise required by the 1940 Act.

     On any matter submitted to shareholders, the holder of each share is entitled to one vote per share (with proportionate voting for fractional shares). On matters affecting any individual fund, a separate vote of that fund would be required. Shareholders of a fund are not entitled to vote on any matter which does not affect their fund but which requires a separate vote of another fund.

     Shares do not have cumulative voting rights, which means that in situations in which shareholders elect Trustees, holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trust's Trustees, and the holders of less than 50% of the shares voting for the election of Trustees will not be able to elect any person as a Trustee.

     Shares  have  no   preemptive   or   subscription   rights  and  are  fully
transferable. There are no conversion rights.

     Under Massachusetts law, the shareholders of the Trust could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Master Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Master Trust Agreement provides for indemnification out of the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations.

                       INVESTMENT OBJECTIVES AND POLICIES

     The  following  information   supplements  the  discussion  of  the  Fund's
investment objectives and policies in the Fund's Prospectus.

INVESTMENT RESTRICTIONS

     The Fund has adopted the following investment restrictions which limit the Fund's ability to directly engage in any of the below listed activities. However, these investment restrictions do not limit the Fund's ability to invest in Underlying Funds (as defined in the Prospectus) which engage in the below listed activities.

     The Fund will not change any of the following investment restrictions, without, in either case, the affirmative vote of a majority of the outstanding voting securities of the Fund, which, as used herein, means the lesser of (1) 67% of the Fund's outstanding shares present at a meeting at which more than 50% of the outstanding shares of the Fund are represented either in person or by proxy, or (2) more than 50% of the Fund's outstanding shares.

     THE FUND MAY NOT:

     (1) Issue senior securities.

     (2) Borrow money, except that the Fund may borrow not in excess of 33 1/3% of the total assets of that Fund from banks as a temporary measure for extraordinary purposes.

     (3)  Underwrite the securities of other issuers.

     (4) Purchase or sell real property (including limited partnership interests, but excluding readily marketable interests in real estate investment trusts or readily marketable securities or companies which invest in real estate).

     (5)  Engage in the purchase or sale of commodities.

     (6) Lend its assets, except that purchases of debt securities in furtherance of the Fund's investment objectives will not constitute lending of assets and except that the Fund may lend portfolio securities with an aggregate market value of not more than one-third of the Fund's total net assets. (Accounts receivable for shares purchased by telephone shall not be deemed loans.)

     (7) Purchase any security on margin, except that it may obtain such short-term credits as are necessary for clearance of securities transactions.

     (8)  Make short sales.

     (9) Invest more than 25% of its total assets in securities of the mutual funds or closed-end funds in which it invests (the "Underlying Funds") which themselves concentrate (i.e., invest more than 25% of their assets) in any one industry or government (other than obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities). Nevertheless, through its investment in Underlying Funds, the Fund indirectly may invest more than 25% of its assets in one industry or government.

     (10) (a) With respect to 75% of its total assets, the Fund will not invest more than 5% of its assets in the shares of any one Underlying Fund (measured at current value at the time of purchase). (b) The Fund shall not purchase or acquire the securities of any single Underlying Fund if immediately after such purchase or acquisition the Fund and affiliated persons of the Fund would, in aggregate, own more then 3 percent of the total outstanding stock of such Underlying Fund.

     The following investment restrictions may be changed by the Board of Trustees without a shareholder vote.

     THE FUND MAY NOT:

     (11) Invest in warrants to purchase common stock.

     (12) Invest  in  companies  for  the  purpose  of  exercising   control  or
          management.

     (13) Hypothecate, pledge, or mortgage any of its assets, except to secure loans as a temporary measure for extraordinary purposes and except as may be required to collateralize letters of credit to secure state surety bonds.

     (14) Participate on a joint or joint and several basis in any trading account.

     (15) Invest in any foreign securities. This does not limit the Fund's ability to investment in Underlying Funds which invest in foreign securities.

     (16) Invest more than 15% of its total net assets in illiquid securities.

     (17) Invest in oil, gas or other mineral leases.

     If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage, resulting from a change in values of portfolio securities or amount of net assets, will not be considered a violation of any of the foregoing restrictions.

                               PORTFOLIO TURNOVER

     The Fund's investment advisor buys and sells securities for the Fund to accomplish investment objectives. The Fund's investment policies may lead to frequent changes in investments, particularly in periods of volatile stock and bond markets.

     A change in the securities held by the Fund is known as "portfolio turnover." It is anticipated that portfolio turnover will be less than 100%.

                             PORTFOLIO TRANSACTIONS

     The Advisory Agreement between the Fund and United Services Advisors, Inc. (the "Advisor") requires that the Advisor, in executing portfolio transactions and selecting brokers or dealers, seek the best overall terms available. Underlying Funds, which are mutual funds, offer their shares continuously and the price and terms of such offers are dictated by their current prospectuses. Such price will be based upon their current net asset value and may include a sales charge. Underlying Funds which are closed-end funds are purchased and sold on the open market in a similar manner to other equity securities. Prices and terms are subject to negotiation and market factors.

     In assessing the terms of a transaction, consideration may be given to various factors, including the breadth of the market in the security, the price of the security and the financial condition and execution capability of the broker or dealer (for a specified transaction and on a continuing basis). When transactions are executed in the over-the-counter market, it is intended generally to seek first to deal with the primary market makers. However, the services of brokers will be utilized if it is anticipated that the best overall terms can thereby be obtained. Purchases of newly issued securities for the Fund usually are placed with those dealers from which it appears that the best price or execution will be obtained. Those dealers may be acting as either agents or principals.


     The Fund paid a total of $0.00 in brokerage fees and $467 in load fees for the period from May 19, 1995 (commencement of operations) through September 30, 1995.

                             MANAGEMENT OF THE FUND

     The Trustees and Officers of the Trust and their principal occupations during the past five years are set forth below. Except as otherwise indicated, the business address of each is 7900 Callaghan Road, San Antonio, Texas 78229.

                            TRUST
NAME AND ADDRESS           POSITION              PRINCIPAL OCCUPATION
----------------           --------              --------------------
DAVE ANDERS                Trustee      Vice  President  of  Marketing  for  The
200 E. Wilson Bridge Rd.                A.R.M.  Financial  Inc.,  since December
Worthington, Ohio 43085                 1993.   Vice   President   of   Variable
                                        Products  for   Integrity  and  National
                                        Integrity  and National  Integrity  Life
                                        Insurance Companies between October 1992
                                        and  December  1993  (currently   wholly
                                        owned   subsidiaries   of   The   A.R.M.
                                        Financial Group, Inc). Vice President of
                                        Client   Services  for   Integrity   and
                                        National    Integrity   Life   Insurance
                                        Companies from September 1987 to October
                                        1992. Vice President & Product  Engineer
                                        for  Integrity  and  National  Integrity
                                        Life  Insurance  Companies  from January
                                        1986 to September  1987.  Vice President
                                        of Group  Pension  Systems for Equitable
                                        Life,  1285 Avenue of the Americas,  New
                                        York,  New York 10019 from March 1983 to
                                        January 1986.  Assistant  Vice President
                                        of Group Pension Benefit  Administration
                                        for  Equitable  Life  from  June 1980 to
                                        March 1983.  Manager Group  Pensions and
                                        Individual    Life   &   Annuities   for
                                        Equitable  Life  from  June 1970 to June
                                        1980.

                                        Member and former  Chairman  of the Life
                                        Office Management  Association's  Equity
                                        Products   &   Annuity   Committee.    A
                                        Chartered   Life   Underwriter   and   a
                                        Chartered Financial Consultant. A Series
                                        26  Registered  Principal and a Series 7
                                        Registered   Representative   with   the
                                        National   Association   of   Securities
                                        Dealers.

CLARK R. MANDIGO           Trustee      Business  consultant  since  1991.  From
1250 N.E. Loop 410                      1985 to 1991 President,  Chief Executive
Suite 900                               Officer and Director of Intelogic Trace,
San Antonio, Texas 78290                Inc., a nationwide  company which sells,
                                        leases  and   maintains   computers  and
                                        telecommunications      systems      and
                                        equipment.  Prior to 1985, President BHP
                                        Petroleum  (Americas)  Ltd.,  an oil and
                                        gas exploration and development company.
                                        Trustee of  Accolade  Funds  since April
                                        1993.  Trustee of  Pauze/Swanson  United
                                        Services   Funds  since  November  1993.
                                        Director  Datapoint  Corporation,   Lone
                                        Star  Steakhouse  &  Saloon,   Inc.  and
                                        Physician Corporation of America.

                            TRUST
NAME AND ADDRESS           POSITION              PRINCIPAL OCCUPATION
----------------           --------              --------------------
MACRAE ROSS                Trustee      From February 1986 to December 1989, Mr.
P.O. Box 76103                          Ross  was  Vice  President  of  Phillips
Arlington, VA 22207                     Publishing,   Inc.,  Potomac,   Maryland
                                        where  he  was   Director   of   Special
                                        Products  for  the  Consumer   Division.
                                        Since  January of 1990,  he has been the
                                        principal  of Ross & Co., a  publishing,
                                        marketing    and     consulting     firm
                                        concentrating     in    financial    and
                                        investment  arenas  as well as  up-scale
                                        consumer  products and services.  He has
                                        been engaged in the creation,  direction
                                        and    management   of   marketing   and
                                        publishing ventures and programs for his
                                        own  company as well as for  clients and
                                        joint venture partners. He has also been
                                        called   upon   to   provide   strategic
                                        consultation for a variety of business clients. He has also been a primary speaker and trainer at business strategy seminars conducted by Abraham Business
                                        Seminars in Los Angeles, California for over 1000 companies.


JAMES M. SCHABACKER        Trustee      James M. "Jay"  Schabacker has served as
2 Peach Leaf Court                      Chairman  and Chief  Investment  Officer
Gaithersburg, MD 20878                  for  Schabacker  Investment  Management,
                                        Inc.  which he founded twenty years ago.
                                        Mr.   Schabacker  and  FundMinder   Inc.
                                        established    a    new     wholly-owned
                                        registered  investment  adviser known as
                                        Schabacker Investment Advisors, Inc. Mr.
                                        Schabacker   will  be   retained  as  an
                                        employee   of   Schabacker    Investment
                                        Advisors, Inc. Mr. Schabacker is also the editor of the newsletter MUTUAL FUND
                                        INVESTING.

BOBBY D. DUNCAN            President,   President of the Advisor since September
                           Chief        1995. Executive Vice President and Chief
                           Executive    Financial  Officer of the  Advisor  from
                           Officer,     October  27,  1989  to  September  1995.
                           Trustee      Chief  Operating  Officer since November
                                        1,  1993.  President,   Chief  Executive
                                        Officer,  Chief Operating Officer, Chief
                                        Financial  Officer and  Treasurer of the
                                        Advisor  from January 1, 1989 to October
                                        27,  1989.  Prior to  January  1990 held
                                        various   positions   with  the   Trust,
                                        including   Executive  Vice   President,
                                        Treasurer,  Chief Operating  Officer and
                                        Chief Financial Officer.  Served as sole
                                        Director and Chief Executive  Officer of
                                        USSI  from  September  1988 to  November
                                        1989.  Director  of  A&B  Mailers,  Inc.
                                        since  February 1988 and Chairman  since
                                        July  1991.  Chief  Executive   Officer,
                                        President,   Chief  Operating   Officer,
                                        Chief Financial Officer,  and a Director
                                        of USSI.  Director of the Advisor  since
                                        1986.    Director,     Executive    Vice
                                        President,  and Chief Financial  Officer
                                        of  ST&FC  from  November  1991 to March
                                        1994.  Executive Vice  President,  Chief
                                        Financial   Officer  of  Accolade  Funds
                                        since April 1993. Vice President,  Chief
                                        Financial   Officer,   and   Trustee  of
                                        Pauze/Swanson   United   Services  Funds
                                        since November 1, 1993. President, Chief
                                        Executive  Officer and Trustee of United
                                        Services  Insurance  Fund since July 22,
                                        1994.   Director  and  Chief   Financial
                                        Officer  of  United  Services   Advisors
                                        Wealth  Management  Corp. since February
                                        1995.

                            TRUST
NAME AND ADDRESS           POSITION              PRINCIPAL OCCUPATION
----------------           --------              --------------------


THOMAS D. TAYS             Vice         Vice   President   -  Special   Counsel,
                           President,   Securities   Specialist,   Director   of
                           Secretary    Compliance,  Assistant  Secretary of the
                                        Advisor from  September 1995 to present;
                                        Associate Counsel,  Assistant  Secretary
                                        of the Advisor  from  September  1993 to
                                        September    1995.    Vice    President,
                                        Securities   Specialist,   Director   of
                                        Compliance  and  Assistant  Secretary of
                                        USF since September 1995. Vice President
                                        and  Secretary  of Accolade  Funds since
                                        September 1995, was Assistant  Secretary
                                        from September  1994 to September  1995.
                                        Vice  President,   Secretary  of  United
                                        Services Insurance Funds from June 1994 to present. Private practice of law from 1990 to August 1993.


TERESA G. ROWAN            Vice         Vice  President,  Mutual Fund Accounting
                           President,   of the Advisor since February 1995. Vice
                           Chief        President,  Chief Financial  Officer and
                           Accounting   Chief  Accounting  Officer  of USF since
                           Officer,     September    1995.    Served   as   Vice
                           Treasurer    President,   Chief  Accounting  Officer,
                                        Treasurer,  and  Controller  of USF from
                                        March 3, 1995 to  September  1995.  Vice
                                        President,  Mutual  Fund  Accounting  of
                                        USSI   since   March  13,   1995.   Vice
                                        President and Treasurer of Pauze/Swanson
                                        United  Services  Funds  since  March 8,
                                        1995,  Chief  Financial   Officer  since
                                        September 1995, Chief Accounting Officer
                                        from March 1995 to September  1995. Vice
                                        President,   Chief  Financial   Officer,
                                        Chief Accounting  Officer,  Treasurer of
                                        Accolade  Funds  since  September  1995.
                                        Employee  of the  Company  from  October
                                        1986 to present.

                         PRINCIPAL HOLDERS OF SECURITIES


     Other than indicated below, as of September 30, 1995 Officers and Trustees of the Trust, as a group, owned less than 1% of the outstanding shares of the Fund. The Trust is aware of the following persons who owned of record, or beneficially, more than 5% of the outstanding shares of the Fund at September 30, 1995:

                             NAME AND ADDRESS                          TYPE OF
        FUND                     OF OWNER                 % OWNED     OWNERSHIP
        ----                 ----------------              -------    ---------
Schabacker Select Fund    United Services Advisors, Inc.      26%       Record
                          7900 Callaghan Rd.
                          San Antonio, Texas 78230

                          Integrity Life Insurance            74%       Record
                          200 East Wilson Bridge Road
                          Worthington, Ohio 43085


                          INVESTMENT ADVISORY SERVICES

     The investment adviser to the Funds is United Services Advisors, Inc. (the "Advisor"), a Texas corporation, pursuant to an Advisory Agreement dated December 8, 1994. Frank E. Holmes, President and a Director of the Advisor, beneficially owns more than 25% of the outstanding voting stock of the Advisor and may be deemed to be a controlling person of the Advisor.

     In addition to the services described in the Fund's prospectus, the Advisor will provide the Trust with office space, facilities and simple business equipment, and will provide the services of executive and clerical personnel for administering the affairs of the Trust. It will compensate all personnel, Officers and Trustees of the Trust if such persons are employees of the Advisor or its affiliates, except that the Trust will reimburse the Advisor for a portion of the compensation of the Advisor's employees who perform certain legal services for the Trust, including state securities law regulatory compliance work, based upon the time spent on such matters for the Trust. The Advisor pays the expense of printing and mailing prospectuses and sales materials used for promotional purposes.

     The Trust pays all other expenses for its operations and activities. Each of the Funds of the Trust pays its allocable portion of these expenses. The expenses borne by the Trust include the charges and expenses of any transfer agents and dividend disbursing agents, custodian fees, legal and auditors'
expenses, bookkeeping and accounting expenses, brokerage commissions for portfolio transactions, taxes, if any, the advisory fee, extraordinary expenses, expenses of issuing and redeeming shares, expenses of shareholder and trustee meetings, and expenses of preparing, printing and mailing proxy statements, reports and other communications to shareholders, expenses of registering and qualifying shares for sale, fees of Trustees who are not "interested persons" of the Advisor, expenses of attendance by Officers and Trustees at professional meetings of the Investment Company Institute, the No-Load Mutual Fund Association or similar organizations, and membership or organization dues of such organizations, expenses of preparing and setting in type prospectuses and periodic reports and expenses of mailing them to current shareholders, fidelity bond premiums, cost of maintaining the books and records of the Trust, and any other charges and fees not specifically enumerated.

     For the services and facilities provided to the Fund by the Advisor, the Fund may pay to the Advisor a monthly fee at the rate based upon the monthly average net assets of the Fund for such calendar month, of 1/12 of 1.25%. The Advisor and Sub-Advisor have voluntarily agreed to bear certain Fund expenses. See the Prospectus Section - "The Investment Advisor."


     The Trust and the Advisor, in connection with the Fund, have entered into a sub-advisory agreement with another firm as discussed in the prospectus. The Sub-Advisor's compensation is set forth in the prospectus and is paid by the Advisor. For the period from May 19, 1995 (commencement of operations) through September 30, 1995 the Fund paid advisory fees (net of expenses paid by the Advisor or Sub-Advisor or voluntarily waived) of $0.00. Out of this sum the Advisor paid the Sub-Advisor fees of $0.00. The Fund will not be responsible for the Sub-Advisor's fee.


     The Advisor and Sub-Advisor may, out of profits derived from its management fee, pay certain financial institutions (which may include banks, securities dealers and other industry professionals) a "servicing fee" for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation. These fees will be paid periodically and will generally be based on a percentage of the value of the institutions' client Fund shares. The
Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. However, in the Advisor's opinion, such laws should not preclude a bank from performing shareholder administrative and servicing functions as contemplated herein.

     The Advisor and Sub-Advisor have jointly guaranteed that the Fund's total operating expenses (as a percentage of average net assets) will not exceed 1.30% on an annualized basis through June 30, 1996. Thus, the Advisor's compensation under the Advisory Agreement is subject to reduction in any fiscal year to the extent that total expenses of the Fund for such year (including the sub-advisor's compensation but exclusive of taxes, brokerage commissions, extraordinary expenses, and other permissible expenses) exceed 1.30%. The Advisor and sub-advisor are not obligated to guarantee expenses beyond June 30, 1996. The Fund's shares are not registered under the securities laws of any state and therefore the Fund is not subject to any state limitation of expense ratios.

     For a more complete description, including fees paid to the Sub-Advisor, see "Management" in the prospectus.

     Both the Advisory Agreement and the Sub-Advisory Agreement provide that they will continue initially for two years, and from year to year thereafter, with respect to the Fund, as long as they are approved at least annually both
(i) by a vote of a majority of the outstanding voting securities of the Fund (as defined in the Investment Company Act of 1940 [the "Act"]) or by the Board of Trustees of the Trust, and (ii) by a vote of a majority of the Trustees who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Both the Advisory Agreement and Sub-Advisory Agreement may be terminated on 60 days' written notice by either party and will terminate automatically if it is assigned.


                     PORTFOLIO ACCOUNTING AND OTHER SERVICES

     For the period from May 19, 1995 (commencement of operations) through September 30, 1995 the Fund paid USSI a total of $0.00 for portfolio accounting services and a total of $0.00 for transfer agent services.


     A & B Mailers, Inc., a wholly-owned subsidiary of the Advisor, provides the Trust with certain mail handling services. The charges for its services are compared to bids from competitive services on a periodic basis by the Board of Trustees. Each service is priced separately.

                               MARKETING EXPENSES

     The Fund is sold without a front-end load, a back-end load or a distribution plan under Rule 12b-1 of the 1940 Act. The Fund does not pay the expense of printing and mailing prospectuses and sales materials used for promotional purposes.

     The Advisor, Sub-Advisor, Integrity Life Insurance Company, National Integrity Life Insurance Co. or other parties may jointly or separately bear the burden of marketing the Fund's shares and bear distribution expenses.

                      ADDITIONAL INFORMATION ON REDEMPTIONS

     SUSPENSION OF REDEMPTION PRIVILEGES. The Trust may suspend redemption privileges or postpone the date of payment for up to seven days, but cannot do so for more than seven days after the redemption order is received except during any period (1) when the New York Stock Exchange is closed, other than customary weekend and holiday closings, or trading on the Exchange is restricted as determined by the Securities and Exchange Commission ("SEC"), (2) when an emergency exists, as defined by the SEC, which makes it not reasonably practicable for the Trust to dispose of securities owned by it or fairly to determine the value of its assets, or (3) as the SEC may otherwise permit.

                         CALCULATION OF PERFORMANCE DATA

     Because of the charges and deductions imposed by the separate accounts that invest in the Fund, the total return and yield realized by Annuity owners will be lower than the total return and yield for the Fund.

TOTAL RETURN

     The Fund may advertise performance in terms of average annual total return for 1, 5 and 10 year periods, or for such lesser periods as the Fund has been in existence. Average annual total return is computed by finding the average annual compounded rates of return over the periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                               P(1 + T)n = ERV

              Where:  P        =        a hypothetical initial payment of $1,000
                      T        =        average annual total return
                      n        =        number of years
                    ERV        =        ending    redeemable    value    of    a
                                        hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods at the end of the year or period;

     The calculation assumes all charges are deducted from the initial $1,000 payment and assumes all dividends and distributions by the Fund are reinvested at the price stated in the Prospectus on the reinvestment dates during the period, and includes all recurring fees that are charged to all shareholder accounts.

     The average annual Total Return for the Fund for the period from May 19, 1995 (commencement of operations) through September 30, 1995 was 5.20%



NONSTANDARDIZED TOTAL RETURN

     The Fund may provide the above described standard total return results for a period which ends as of not earlier than the most recent calendar quarter end and which begins either twelve months before or at the time of commencement of the Fund's operations. In addition, the Fund may provide nonstandardized total return results for differing periods, such as for the most recent six months. Such nonstandardized total return is computed as otherwise described under "Total Return" except that no annualization is made.

                                   TAX STATUS

TAXATION OF THE FUND -- IN GENERAL

     The Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Fund will not be liable for federal income taxes on its taxable net investment income and capital gain net income that are distributed to shareholders, provided that the Fund distributes at least 90% of its net investment income and net capital gain for the taxable year.

     To qualify as a regulated investment company, the Fund must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities or currencies (the "90% test"); (b) derive in each taxable year less than 30% of its gross income from the sale or other disposition of stock or securities held less than three months (the "30% test"), and (c) satisfy certain diversification requirements at the close of each quarter of the Fund's taxable year.

     The Code imposes a non-deductible 4% excise tax on a regulated investment company that fails to distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income for the calendar year, (2) at least 98% of its net capital gain for the twelve-month period ending on October 31 of the calendar year and (3) any portion (not taxable to the Fund) of the respective balance from the preceding calendar year. The Fund intends to make such distributions as are necessary to avoid imposition of this excise tax.

TAXATION OF THE FUND'S INVESTMENTS

     For federal income tax purposes, it is anticipated that the Underlying Funds which the Fund invests in will themselves qualify as regulated investment companies under Subchapter M of the Code. Accordingly, the Underlying Funds are expected to distribute at least 90% of their net investment income and net capital gain for the taxable year. If any Underlying Fund should fail to qualify as a regulated investment company they would be subject to income and other taxes, thereby reducing the profitability of the Fund's investment in such Underlying Fund.

     All shareholders will be notified annually regarding the tax status of distributions received from the Fund.

TAXATION OF THE SHAREHOLDER

     As discussed in the prospectus, it is expected that shares of the Fund will be held under the terms of the Best of Funds Variable Annuity (the "Annuity"). Under current tax law, dividends or capital gain distributions from the Fund are not currently taxable when accumulated within the Annuity. For a discussion of the tax status of the Annuity, shareholders should refer to the Annuity's prospectus.

                                    CUSTODIAN

     Bankers Trust Company of New York, New York acts as Custodian for the Fund.

                             INDEPENDENT ACCOUNTANTS

     Price Waterhouse LLP, One Riverwalk Place, Ste. 900, San Antonio, Texas 78205, serves as the independent accountants for the Trust.

                              FINANCIAL STATEMENTS


     The Trust was established on June 8, 1994. The Statement of Assets and Liabilities as of May 12, 1995 has been audited by Price Waterhouse LLP.
Financial statements for the period from May 19, 1995 (commencement of operations) through September 30, 1995 are unaudited. Both are included in this Statement of Additional Information. Shareholders will be provided with Annual and Semiannual Reports as they become available.

                             SCHABACKER SELECT FUND

                      STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 12, 1995

     ASSETS

          Cash ................................................  $100,000

     LIABILITIES

          Commitments (Note 2)                                      --

     TOTAL NET ASSETS .........................................  $100,000

     SUMMARY OF SHAREHOLDER'S EQUITY

          Paid-in capital (indefinite number
          of no par value shares authorized) ..................  $100,000

          Shares outstanding ..................................    10,000

     NET ASSET VALUE, REDEMPTION PRICE
     AND OFFERING PRICE PER SHARE .............................  $  10.00

NOTE 1.  ORGANIZATION.

     The Schabacker Select Fund (the "Fund") was organized as a Massachusetts Business Trust on June 13, 1994. The Fund has been inactive except for matters relating to its organization as a diversified open-end investment company under the Investment Company Act of 1940. The initial capital of the Fund was contributed by United Services Advisors, Inc. (the "Advisor") on May 12, 1995.

NOTE 2.  COMMITMENTS AND CONTRACTUAL ARRANGEMENTS.

     Pursuant to agreements entered into on December 8, 1994, the advisor will serve as the Fund's investment adviser for which it will receive an annual management fee of $1.25%. The management fee is based upon monthly average net assets of the Fund and is paid monthly. United Shareholder Services, Inc., a wholly owned subsidiary of the Advisor, will serve as the Fund's transfer agent and accounting service agent. Bankers Trust Company serves as custodian to the Fund.

     The Fund and the Advisor have entered into a sub-advisory agreement with Schabacker Investment Management, Inc. (the "Sub-Advisor"). The Sub-Advisor will receive an annual fee of 0.625%. The fee is based upon monthly average net assets of the Fund and is paid monthly by the Advisor. The Fund is not responsible for the Sub-Advisor's fee.

     The Advisor has agreed to bear all costs related to organizing the Fund.

                         (PRICE WATERHOUSE LETTERHEAD)

                                                         [PRICE WATERHOUSE LOGO]

PRICE WATERHOUSE LLP

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholder and Trustees of
Schabacker Select Fund

In our opinion, the accompanying statement of assets and liabilities present fairly, in all material respects, the financial position of Schabacker Select Fund (the "Fund") at May 12, 1995, in conformity with generally accepted accounting principles. This financial statement is the responsibility of the Fund's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for the opinion expressed above.

/S/ Price Waterhouse LLP

PRICE WATERHOUSE LLP
San Antonio, Texas
May 15, 1995

                          UNITED SERVICES INSURANCE FUNDS
                              SCHABACKER SELECT FUND
                      --------------------------------------
                      Portfolio of Investments in Securities
                                September 30, 1995
                                    (unaudited)

                 MUTUAL FUNDS (91.32%)                      SHARES    VALUE
                 ---------------------                      ------    -----
     EQUITY GROWTH FUNDS (45.45%)
     ----------------------------
     Fidelity Low-Priced Stock Fund ............            380.370$  7,219
     Fidelity Market Index Fund ................            111.387   4,824
     Harbor Capital Appreciation Fund ..........            216.169   5,006
     The Kaufmann Fund, Inc. ...................          1,517.672   7,664
     Mutual Beacon Fund ........................            484.800  18,330
     Mutual Discovery Fund .....................          1,194.775  18,710
     Mutual Qualified Fund .....................            555.384  18,022
     Mutual Shares Fund ........................            185.338  18,024
     Royce Value Fund ..........................          1,677.540  18,117
     Seven Seas Series S&P 500
       Index Fund ..............................            365.025   4,848
     T. Rowe Price Capital
       Appreciation Fund .......................            321.376   4,621
     T. Rowe Price Equity Index Fund ...........          1,134.575  18,868
     T. Rowe Price New Era Fund ................            192.598   4,486
     T. Rowe Price OTC Fund ....................            440.024   7,824
     T. Rowe Price Small-Cap Fund ..............          1,103.156  18,654
     Vanguard Index Trust
       Capitalization Stock Portfolio ..........            258.974   4,889
     Vanguard Specialized Portfolios
       Energy Portfolio ........................            263.813   4,316
                                                                   --------
                                                                    184,422
     EQUITY INCOME FUNDS (23.03%)
     ----------------------------
     Benham Utilities Income Fund ..............          1,715.920  18,120
     Fidelity Utilities Income Fund ............          1,168.073  18,199
     Invesco Industrial Income Funds, Inc. .....            369.805   4,597
     Janus Flexible Income Fund ................            472.656   4,457
     Linder Dividend Funds, Inc. ...............            667.892  18,013
     Northeast Investors Trust .................          1,109.466  11,461
     Vanguard Wellesley Income Fund ............            942.147  18,626
                                                                   --------
                                                                     93,473
     FIXED INCOME FUNDS (1.08%)
     --------------------------
     Vanguard Bond Index Fund
       Total Bond Market Portfolio .............            445.064   4,393
                                                                   --------
     INTERNATIONAL/
     EMERGING MARKETS FUNDS (11.85%)
     -------------------------------
     Fidelity Emerging Markets Fund .............            266.72$  4,241
     Founders Worldwide Growth Fund .............            359.25   7,354
     Montgomery Emerging Markets Fund ...........            323.77   4,164
     Scudder Global Small Company Fund ..........            420.02   7,569
     Scudder International Fund .................            102.35   4,639
     T. Rowe Price International Funds, Inc. ....
       International Stock Fund .................            366.66   4,503
     Tweedy, Browne Global Value Fund ...........            905.16  11,496
     Vanguard International Equity Index Fund
       Emerging Markets Portfolio ...............            377.49   4,126
                                                                   --------
                                                                     48,092
     MONEY MARKET FUNDS (2.17%)
     --------------------------
     Fidelity Cash Reserves .....................          4,400.98   4,401
     Vanguard Money Market Reserves
       Prime Portfolio ..........................          4,403.29   4,403
                                                                   --------
                                                                      8,804
     STRATEGIC PORTFOLIOS (7.74%)
     ----------------------------
     Invesco Strategic Portfolios, Inc. .........
       Financial Services .......................            929.83  18,076
     Invesco Strategic Portfolios, Inc. .........
       Health Sciences ..........................            265.36  13,332
                                                                   --------
                                                                     31,408
     TOTAL INVESTMENTS (91.32%)
       (COST $363,754)(A) .......................                  $370,592
                                                                   ========

     (a) The percentage shown represents the percentage of investment to total net assets.

                  SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       STATEMENT OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 1995
                                   (UNAUDITED)

     ASSETS
     Investments in securities of unaffiliated
          issuers, at value: (identified cost of
          $363,754) (note 2a) .................................    $370,592

     Cash .....................................................      29,845
     Dividends receivable .....................................          39
     Due from manager .........................................       5,336
                                                                   --------
          Total Assets ........................................    $405,812

     LIABILITIES
          Total Liabilities ...................................        --
                                                                   --------
               Net Assets .....................................    $405,812
                                                                   ========

     NET ASSETS
     Paid-in capital (NOTE 5) .................................    $397,916
          Accumulated undistributed net investment income .....       1,058
     Accumulated undistributed net realized
          gain from investments ...............................        --
     Net unrealized depreciation
          in value of investments .............................       6,838
                                                                   --------
     Net assets applicable to outstanding capital shares ......    $405,812
                                                                   ========

     Capital shares outstanding, no par value,
     indefinite shares authorized (NOTE 5)Z ...................      38,565
                                                                   ========
     Net asset value, redemption price and offering
       price per share ........................................    $  10.52
                                                                   ========

                 See accompanying notes to financial statements.

                             STATEMENT OF OPERATIONS
             FOR THE PERIOD FROM MAY 19, 1995* TO SEPTEMBER 30, 1995
                                   (UNAUDITED)


     NET INVESTMENT INCOME:
          Dividend income .....................................   $  1,058
                                                                  --------
          Expenses:
               Paid to manager (NOTE 6):
                    Management fees ...........................        755
                    Transfer agency fees ......................         13
                    Accounting service fees ...................     10,500
          Paid to others:
               Custodian fees .................................        903
               Professional fees ..............................      6,750
               Trustee fees and expenses ......................      6,857
               Miscellaneous expenses .........................      1,812
                                                                  --------
                    Total expenses before waivers .............     27,590
                         Waived fees (NOTE 6) .................    (27,590)
                                                                  --------
                         Total expenses .......................       --
                                                                  --------
                              Net investment income ...........      1,058
                                                                  ========

     NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS:
          Realized gain from security transactions ............       --
          Net change in unrealized appreciation of investments       6,838
                                                                  --------
               Net realized and unrealized gain on investments       6,838
                                                                  --------

     NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .....   $  7,896
                                                                  ========

*Commencement of Operations.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                       STATEMENT OF CHANGES IN NET ASSETS
             FOR THE PERIOD FROM MAY 19, 1995* TO SEPTEMBER 30, 1995
                                   (UNAUDITED)

     FROM OPERATIONS:
          Net investment income ..............................   $   1,058
          Net realized gain from investments .................        --
          Net change in unrealized appreciation of investments       6,838
                                                                 ---------
               Net increase in net assets
                 resulting from operations ...................       7,896
                                                                 ---------

     DISTRIBUTIONS TO SHAREHOLDERS:
          Distributions from net investment income ...........        --
          Distributions from net capital gains ...............        --
                                                                 ---------
               Total distributions to shareholders ...........        --
                                                                 ---------


     FROM CAPITAL SHARE TRANSACTIONS (NOTE 5):
          Net proceeds from sale of shares ...................     408,025
          Net asset value of shares issued to shareholders
            in reinvestment of distributions .................        --
                                                                 ---------
                                                                   408,025
          Cost of shares redeemed ............................     (10,109)
                                                                 ---------
               Increase in net assets derived
                 from capital shares transactions ............     397,916
                                                                 ---------

     NET INCREASE IN NET ASSETS ..............................     405,812
     NET ASSETS AT BEGINNING OF PERIOD .......................        --
                                                                 ---------
     NET ASSETS AT END OF PERIOD [INCLUDING
       ACCUMULATED UNDISTRIBUTED NET
       INVESTMENT INCOME OF $1,058] ..........................   $ 405,812
                                                                 =========

*Commencement Of Operations.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                          NOTES TO FINANCIAL STATEMENTS
                               SEPTEMBER 30, 1995
                                   (UNAUDITED)


NOTE 1 - ORGANIZATION

     United Services Insurance Funds (the "Trust") is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust was organized as a Massachusetts business trust on June 13, 1994. The initial capital of the Fund was contributed by United Services Advisors, Inc. (the "Advisor") on May 12, 1995. The Schabacker Select Fund (the "Fund"), a separate Fund of the Trust, commenced operations on May 19, 1995.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.

     (a)  SECURITIES VALUATION

          All securities (except U.S. Government securities less than 60 days to maturity and repurchase agreements) held by the Fund are valued at the closing net asset value of the mutual fund. Short-term investments with maturities of sixty days or less at the date of purchase are valued at amortized cost, which approximates market value.

     (b)  SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME

          Securities transactions are accounted for on a trade date basis. Realized gain (loss) from security transactions is calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date or when the information becomes available to the Fund. Interest income is recorded on the accrual basis.

     (c)  REPURCHASE AGREEMENTS

          The Fund follows a "delivery vs. payment" policy, whereby payment will not be made for the repurchase agreement until delivery of the underlying collateral, by way of the Federal Reserve book-entry system, has occurred. The Board of Trustees has established the following directives to ensure the Fund is adequately protected in the event of default by the counterparty: 1) the Fund's custodian must always obtain securities serving as underlying collateral, and 2) the market value of securities serving as collateral must always equal or exceed 102% of the principal amount of the repurchase obligation.

     (d)  FEDERAL INCOME TAXES

          It is the policy of the Fund to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no Federal income tax provision has been made.

     (e)  ORGANIZATIONAL COSTS

          Costs incurred in organizing the Fund have been borne by the Advisor.

     (f)  DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS

          Dividends and distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund generally pays dividends and capital gains distributions, if any, annually. The Fund distributes tax basis earnings in accordance with the minimum distribution requirements of the Internal Revenue Code, which may result in dividends or distributions in excess of financial statement (book) earnings. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

NOTE 3 - FEDERAL INCOME TAXES

     For federal income tax purposes, the identified cost of investments owned at September 30, 1995 was $363,754, and net unrealized appreciation of investments aggregated $6,838.

NOTE 4 - INVESTMENT SECURITIES TRANSACTIONS

     During the period from May 19, 1995 to September 30, 1995, the cost of purchases and proceeds from sales/maturities of investments, excluding short- term investments, were $363,754 and $-0-, respectively.

NOTE 5 - CAPITAL SHARES TRANSACTIONS

     Following is a summary of capital share activity for the period from May 19, 1995 to September 30, 1995:

                Shares sold ...........................  39,542
                Reinvestment of dividends .............     --
                Shares redeemed .......................    (977)
                                                         ------
                    Net increase ......................  38,565
                                                         ======

NOTE 6 - TRANSACTIONS WITH THE MANAGER AND AFFILIATES

     United Services Advisors, Inc. (the "Advisor" or the "Manager"), under an Investment Advisory Agreement with the Trust in effect through December 8, 1996, furnishes management and investment advisory services and, subject to the supervision of the Trust's Board of Trustees, directs the investments of the Fund in accordance with the Fund's investment objectives, policies and limitations. The Manager also furnishes all necessary office facilities, business equipment and personnel for administering the affairs of the Trust. Frank E. Holmes, President, Chief Executive Officer and Chairman of the Board of Directors of the Advisor has, since October 1989, owned more than 25% of the voting stock of the Advisor and is its controlling person.

     The Advisory Agreement with the Trust provides for the Fund to pay the Advisor an annual management fee of 1.25% of the Fund's average net assets.

     The Manager and the Trust have contracted with Schabacker Investment Management, Inc. ("Sub-Advisor") to serve as Sub-Advisor for the Fund. The Sub-Advisor manages the composition of the portfolio of the Fund and furnishes the Fund advice and recommendations with respect to its investments and its investment program and strategy, subject to the general supervision and control of the Manager and the Trustees. As compensation for its services, the Advisor will pay the Sub-Advisor an annual sub-advisory fee of .625% of average net assets of the Fund. The Fund is not responsible for the Sub-Advisor's fee.

     United Shareholder Services, Inc. ("USSI"), a wholly owned subsidiary of the Advisor, is transfer and accounting service agent for the Fund. The Fund pays an annual fee of $40 for transfer agent services. For maintaining the books and records of the Fund and calculating the daily net asset value, USSI is paid an asset based fee with a minimum of $28,000 annually. In addition, the Advisor is reimbursed certain costs for in-house legal and compliance services pertaining to the Fund.

     The Manager, the Sub-Advisor, and their affiliates have voluntarily agreed to waive all fees to the extent necessary so that operating expenses (as a percentage of average net assets) will not exceed 1.30% on an annualized basis until June 30, 1996 or until such later date as determined by the Manager.

     Certain Officers and Trustees of the Trust are Officers and Directors of the Manager, the Sub-Advisor and the Transfer Agent.

     Expenses incurred by the Fund, exclusive of interest, brokerage fees and commissions, taxes, and extraordinary items, which exceed the lowest expense limitation imposed in any state in which shares of the Trust are registered, are reimbursed by the Manager up to the amount of the management fee. Such limitation is currently 2.5% of the first $30 million of average net assets, 2% of the next $70 million of average net assets and 1.5% of the remaining average net assets. For the period ended September 30, 1995, no expenses were required to be reimbursed because of such limitation due to the Manager's voluntary waiver.

     During the period ended September 30, 1995, the independent Trustees earned $4,000 as compensation for serving as Trustees.

NOTE 7 - SELECTED PER SHARE DATA AND RATIOS

     Selected data for a capital share outstanding throughout each period as follows:

                                                           PERIOD ENDED
                                                               (a)
                                                           ------------
     Per Share Operating Performance:
     Net asset value, beginning of period .............      $ 10.00
                                                             -------
       Net investment income (B) ......................          .03
       Net realized and unrealized gain (loss)
         on investments (C) ...........................          .49
                                                             -------
     Total from investment operations .................          .52
                                                             -------
     Less dividends from net investment income ........         --
                                                             -------
     Net asset value, end of period ...................      $ 10.52
                                                             =======
     Total Investment Return (D) ......................         5.20%

     Ratio/Supplemental Data:
     Net assets, end of period (in thousands) .........      $   406
     Ratio of expenses to average net assets ..........         0.00%(e)(f)
     Ratio of net income to average net assets ........         1.75%(e)(f)
     Portfolio turnover ...............................         0.00%

     (a) For the period from May 19, 1995 (date of commencement of operations) to September 30, 1995.

     (b)  Net of expense reimbursements and fee waivers of $0.71 per share.

     (c) Includes the effect of capital share transactions throughout the period.

     (d)  Total return is not annualized.

     (e) Annualized; the ratios are not necessarily indicative of twelve months of operations.

     (f) Expense ratio is net of fee waivers. Had such reimbursements not been made, the annualized expense ratio subject to the most restrictive state limitation would have been 44.31% and the annualized net investment income ratio would have been (42.56)%. Fund expenses as a percentage of net assets are extremely high for a Fund in its start-up phase due to fixed costs and low asset levels.

                                 SIGNATURE PAGE

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized in the City of San Antonio, State of Texas, on the 14th day of November 1995.

                         UNITED SERVICES INSURANCE FUNDS

                         By: /s/ Bobby D. Duncan
                         -------------------------------------------------------
                         BOBBY D. DUNCAN
                         President, Chairman, Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE                           TITLE                          DATE

/s/ David Anders
-----------------------------     Trustee                     November 14, 1995
DAVID ANDERS

/s/ Bobby D. Duncan
-----------------------------     Trustee, Chairman           November 14, 1995
BOBBY D. DUNCAN                   Chief Executive Officer
                                  President

/s/ James M. Shabacker
-----------------------------     Trustee                     November 14, 1995
JAMES M. SHABACKER

/s/ MacRae Ross
-----------------------------     Trustee                     November 14, 1995
MACRAE ROSS

/s/ Clark R. Mandigo
-----------------------------     Trustee                     November 14, 1995
CLARK R. MANDIGO

/s/ Teresa G. Rowan
-----------------------------     Vice President, Chief       November 14, 1995
TERESA G. ROWAN                   Accounting Officer and
                                  Treasurer

                           PART C -- OTHER INFORMATION

                          Included herein is Part C for
                         United Services Insurance Funds

                             Schabacker Select Fund

                         UNITED SERVICES INSURANCE FUNDS

PART C.   OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

          (a) Unaudited Financial Highlights for the period from May 19, 1995 (commencement of operations) to September 30, 1995 found in Part A.

          (b) Financial Statements included in Part B (Statement of Additional Information of this Registration Statement:

               1.   Audited   financials  as  of  May  12,  1995.

               2. Unaudited financials from May 19, 1995 (commencement of operations) to September 30, 1995.

          (b)  EXHIBITS

               EXHIBIT NO.               DESCRIPTION OF EXHIBIT


               (1) Declaration of Trust, Master Trust Agreement, dated June 8, 1994 (incorporated by reference to Initial Registration Statement filed September 9, 1994).

               (2)              By-laws of Registrant (incorporated by reference
                                to   Initial   Registration    Statement   filed
                                September 9, 1994).

               (3)              Not Applicable.

               (4)              Not Applicable.

               (5)     (a)      Advisory Agreement between Registrant and United
                                Services Advisors,  Inc., dated December 8, 1994
                                (incorporated   by  reference  to  Pre-Effective
                                Amendment #1 filed in May 1995).

                       (b) Sub-Advisory Agreement among Registrant, Advisor and Schabacker Investment Management, Inc., dated December 8, 1994 (incorporated by reference to Pre-Effective Amendment #1 filed in May 1995).

               (6)              Not Applicable.

               (7)              Not Applicable.

               (8) Form of Custodian Agreement between Registrant and Bankers Trust Company of New York (incorporated by reference to Initial Registration Statement filed September 9, 1994).
                                (9) (a) Transfer Agency Agree.

              (9)      (a)      Transfer Agency Agreement between Registrant and
                                United   Shareholder   Services,   Inc.,   dated
                                December 8, 1994  (incorporated  by reference to
                                Pre- Effective Amendment #1 filed in May 1995).

                       (b) Bookkeeping and Accounting Agreement between Registrant and United Shareholder Services, Inc., dated December 8, 1994 (incorporated by reference to Pre-Effective Amendment #1 filed in May 1995).

              (10)              Opinion and Consent of Counsel  (incorporated by
                                reference  to  Initial  Registration   Statement
                                filed September 9, 1994).

              (11)              Not Applicable.

              (12)              Not Applicable.

              (13)              Not Applicable.

              (14)              Not Applicable.

              (15)*             Consent of Independent Public Accountants.


              (16) Schedule for computation of performance quotation provided in the Registration Statement in response to Item 22 (incorporated by reference to Pre-Effective Amendment #1 filed in May 1995).


              (17)              Not Applicable.

              (18)              Not Applicable.


              (19) Power of Attorney (incorporated by reference to Pre-Effective Amendment #1 filed in May 1995).


*  Filed herewith

ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     Information pertaining to persons controlled by or under common control with Registrant is incorporated by reference to the Statement of Additional Information contained in Part B of this Registration Statement at the section entitled "Principal Holders of Securities."

ITEM 26. NUMBER OF HOLDERS OF SECURITIES

     The number of record holders, as of October 27, 1995, of each class of securities of the Registrant.

              TITLE OF CLASS                      NUMBER OF RECORD HOLDERS

          Schabacker Select Fund                            27

ITEM 27. INDEMNIFICATION

     Under Article VI of the Registrant's Master Trust Agreement, each of its Trustees and officers or person serving in such capacity with another entity at the request of the Registrant (a "Covered Person") shall be indemnified (from the assets of the Sub-Trust or Sub-Trusts in question) against all liabilities, including, but not limited to, amounts paid in satisfaction of judgments, in compromises or as fines or penalties, and expenses, including reasonable legal and accounting fees, incurred by the Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined that such Covered Person (i) did not act in good faith in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of the Trust or (ii) had acted with wilful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (either and both of the conduct described in (i) and (ii) being referred to hereafter as "Disabling Conduct"). A determination that the Covered Person is not entitled to indemnification may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct,
     (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of the majority of a quorum of Trustees who are neither "interested persons" of the Trust as defined in Section 1(a)(19) of the 1940 Act nor parties to the proceeding, or (c) as independent legal counsel in a written opinion.

ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISOR AND INVESTMENT ADMINISTRATOR

     Information pertaining to business and other connections of Registrant's investment advisor and investment administrator is incorporated by reference to the Prospectus and Statement of Additional Information contained in Parts A and B of this Registration Statement at the sections entitled "Management of the Fund" in the Prospectus, and "Investment
     Advisory Services" and "Portfolio Accounting and Other Services" in the Statement of Additional Information.

ITEM 29. PRINCIPAL UNDERWRITERS

     The Registrant is currently comprised of one fund which acts as distributor of its own shares. The fund is being submitted herein for registration.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     All accounts and records maintained by the Registrant are kept at the Administrator's office located at 7900 Callaghan Road, San Antonio, Texas. All accounts and records maintained by Bankers Trust Company as custodian for Registrant are maintained in Newu York.

ITEM 31. Not Applicable.

ITEM 32. UNDERTAKINGS


     None

                                  EXHIBIT INDEX

                                                                 SEQUENTIALLY
EXHIBIT NO.     DESCRIPTION OF EXHIBIT                          NUMBERED PAGES

  (15)          Consent of Independent Public Accountant